License Agreements and Crada - Additional Information (Detail) (USD $)	0 Months Ended		1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended		3 Months Ended		9 Months Ended		0 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	0 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			12 Months Ended	1 Months Ended			3 Months Ended		9 Months Ended
	Dec. 13, 2013	Dec. 12, 2013	Jun. 30, 2013	Sep. 30, 2014	Jun. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014 Initial Public Offering	Sep. 30, 2013 Initial Public Offering	Sep. 30, 2014 Initial Public Offering	Sep. 30, 2013 Initial Public Offering	Dec. 12, 2013 Scenario, Previously Reported	Aug. 31, 2012 C R A D A	Sep. 30, 2014 C R A D A	Sep. 30, 2013 C R A D A	Sep. 30, 2014 C R A D A	Sep. 30, 2013 C R A D A	Dec. 31, 2013 C R A D A Installment	Dec. 31, 2012 C R A D A Installment	Apr. 11, 2013 2013 NIH License	Sep. 30, 2014 2013 NIH License	Sep. 30, 2013 2013 NIH License	Sep. 30, 2014 2013 NIH License	Sep. 30, 2013 2013 NIH License	Dec. 31, 2013 2013 NIH License	Apr. 11, 2013 2013 NIH License	Dec. 12, 2013 Cabaret License	Sep. 30, 2014 Cabaret License	Sep. 30, 2013 Cabaret License	Sep. 30, 2014 Cabaret License	Sep. 30, 2013 Cabaret License	Dec. 31, 2013 Cabaret License	Jan. 28, 2011 UCLA License Agreement	Feb. 28, 2011 UCLA License Agreement Installment	Sep. 30, 2014 UCLA License Agreement	Sep. 30, 2013 UCLA License Agreement	Sep. 30, 2014 UCLA License Agreement	Sep. 30, 2013 UCLA License Agreement	Dec. 31, 2013 UCLA License Agreement	Dec. 31, 2012 UCLA License Agreement	Jan. 28, 2011 UCLA License Agreement	Dec. 31, 2014 UCLA License Agreement Scenario, Forecast	Apr. 30, 2014 Sponsored Research Agreement	Apr. 30, 2014 Sponsored Research Agreement Scenario, Forecast	May 31, 2014 2014 NIH License Agreement	Sep. 30, 2014 2014 NIH License Agreement	Sep. 30, 2013 2014 NIH License Agreement	Sep. 30, 2014 2014 NIH License Agreement	Sep. 30, 2013 2014 NIH License Agreement
Research And Development Arrangement Contract To Perform For Others [Line Items]
Research and development expense				$ 5,716,000		$ 1,167,000	$ 15,232,000	$ 3,189,000	$ 5,088,313	$ 1,811,048							$ 250,000	$ 250,000	$ 750,000	$ 750,000	$ 833,333	$ 333,333													$ 375,000		$ 10,000
Repayment on patent									25,000																				58,000															166,000					30,000		30,000
Payment expenses terms monthly wise																																					24
Number of common shares issued for research and development		403,043													403,062																						27,400
Common stock, par value				$ 0.001			$ 0.001		$ 0.001	$ 0.001																											$ 0.001							$ 0.001
Value of stock options exercised		193,714																																			10,412
Milestone payments																																				2,200,000						0	0		0
Due on milestone payments																																												2,000,000
Expenses in connection with license agreement		30,000		146,077		(18,754)	299,046	69,149	650,439	32,929											1,000,000		200,000	90,000	0	90,000	191,237	191,200										2,366	(18,856)	16,484	16,144	58,900	38,000
Outstanding license agreement fee																																						41,441		41,441		117,200
Research and development arrangement, description and terms																			The CRADA has a five-year term commencing August 31, 2012 and expiring on August 30, 2017		The CRADA has a five-year term commencing August 31, 2012 and expiring on August 30, 2017.
Research and development arrangement, term																5 years
Research and development arrangement, quarterly payment																250,000
Number of quarterly installments																					4	2
Total payments for research and development services agreement																					1,000,000	500,000
Prepaid expenses																					166,667	166,667
Payments for royalties																							20,000																												20,000
Payments to benchmark																													8,100,000																				4,000,000		4,000,000
Benchmark payments on due on marketing approval																													6,000,000																				3,000,000		3,000,000
Benchmark payments based on net sales																													7,000,000																				1,000,000,000		1,000,000,000
Net sales of licensed products																							1,000,000,000																												7,000,000
Accounts payable related to agreement																								90,000		90,000		29,000							375,000														94,500		94,500
Research and development expense for agreement																														25,000	25,000	0	25,000	0														150,000	4,058	0	184,058	0
Expenses on agreement payments		350,000
Payments to milestone		3,900,000
Milestone payments on due on marketing approval		3,000,000
Milestone payments reduced		2,700,000
Termination fees																															500,000		500,000		500,000
Amortization of lease incentives																																														60,000	60,000
License agreement, terms and conditions																																														3 years	3 years
Consulting agreement costs			50,000
Additional consulting fee	135,000
Granted option to purchase shares, exercise price per share		$ 0.70
Consulting agreement, expense									47,917		147,500	12,500	172,500	35,417
First benchmark payments																													50,000
Acceleration of vesting option expense					3,800,000
Payments to benchmark																																																	$ 50,000		$ 50,000